Income tax (Details 3) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	$ 10,656	$ 13,792
Deferred income tax liabilities	(50,131)	(53,920)
Total deferred income tax (liabilities) assets, net	(39,475)	(40,128)
Recovered After More Than 12 Months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	8,959	11,416
Deferred income tax liabilities	(36,058)	(52,987)
Less Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	1,697	2,376
Deferred income tax liabilities	$ (14,073)	$ (933)